Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Schedule of Allowance for Loan Losses
Loan Class	March 31, 2019	December 31, 2018

Consumer Loans	$ 25,580,436	$ 28,218,125
Real Estate Loans	1,185,167	1,189,848
Sales Finance Contracts	1,478,483	1,607,609
Total	$ 28,244,086	$ 31,015,582